Selected Condensed Consolidating Financial Statements of Parent, Issuer, Guarantors and Non-Guarantors - Noncash Investing and Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Issuer [Member]
Investing activities:
Intercompany notes proceeds		$ 1,604.9
Intercompany capital investment		(2,077.0)
Intercompany return of capital		472.0	$ 393.7
Guarantor Subsidiaries [Member]
Investing activities:
Intercompany notes issued			(28.2)
Intercompany capital investment	$ (34.5)	(2,392.5)	(2,807.7)
Intercompany return of capital	27.7	1,383.4	5,487.7
Financing activities:
Intercompany notes borrowing	16.2	1,604.9
Intercompany notes payments		(1,604.9)
Intercompany capital receipt		1,604.9
Intercompany capital distribution		(472.0)	(393.7)
Non-Guarantor Subsidiaries [Member]
Investing activities:
Intercompany notes issued	(16.2)	(1,604.9)
Intercompany capital investment			(6.5)
Financing activities:
Intercompany notes borrowing			28.2
Intercompany capital receipt	34.5	2,864.6	2,807.7
Intercompany capital distribution	(27.7)	(1,383.4)	(5,481.2)
Eliminations [Member]
Investing activities:
Intercompany notes issued	16.2	1,604.9	28.2
Intercompany notes proceeds		(1,604.9)
Intercompany capital investment	34.5	4,469.5	2,814.2
Intercompany return of capital	(27.7)	(1,855.4)	(5,881.4)
Financing activities:
Intercompany notes borrowing	(16.2)	(1,604.9)	(28.2)
Intercompany notes payments		1,604.9
Intercompany capital receipt	(34.5)	(4,469.5)	(2,807.7)
Intercompany capital distribution	$ 27.7	$ 1,855.4	$ 5,874.9